AB Active ETFs, Inc.

AB Corporate Bond ETF

Portfolio of Investments

August 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 96.7%
Financial Institutions – 45.9%
Banking – 23.5%
Ally Financial, Inc. 5.737%, 05/15/2029	$20	$20,519
American Express Co. 4.351%, 07/20/2029	26	26,128
4.731%, 04/25/2029	26	26,399
4.918%, 07/20/2033	26	26,319
5.016%, 04/25/2031	26	26,704
5.085%, 01/30/2031	25	25,750
5.098%, 02/16/2028	120	121,427
5.532%, 04/25/2030	24	25,049
5.667%, 04/25/2036	26	27,147
Bank of America Corp. 2.551%, 02/04/2028	135	131,814
3.419%, 12/20/2028	84	82,514
3.705%, 04/24/2028	45	44,629
3.824%, 01/20/2028	60	59,642
4.376%, 04/27/2028	35	35,078
4.623%, 05/09/2029	26	26,293
5.464%, 05/09/2036	17	17,464
5.511%, 01/24/2036	24	24,725
5.518%, 10/25/2035	25	25,211
5.744%, 02/12/2036	94	96,322
Series G 3.593%, 07/21/2028	124	122,638
Bank of Montreal 4.567%, 09/10/2027	46	46,130
Bank of New York Mellon Corp. (The) 4.89%, 07/21/2028	25	25,382
Canadian Imperial Bank of Commerce 4.508%, 09/11/2027	18	18,042
5.237%, 06/28/2027	24	24,466
5.245%, 01/13/2031	25	25,799
Capital One Financial Corp. 2.359%, 07/29/2032	149	128,274
5.463%, 07/26/2030	25	25,876
7.964%, 11/02/2034	111	129,776
Citigroup, Inc. 3.668%, 07/24/2028	61	60,310
3.887%, 01/10/2028	131	130,244
4.542%, 09/19/2030	25	25,113
4.658%, 05/24/2028	22	22,130
4.786%, 03/04/2029	27	27,349
5.333%, 03/27/2036	27	27,283
5.827%, 02/13/2035	127	130,269
6.02%, 01/24/2036	24	24,766
6.174%, 05/25/2034	126	132,649
Series VAR 3.07%, 02/24/2028	134	131,612
Citizens Financial Group, Inc. 5.253%, 03/05/2031	16	16,365
5.718%, 07/23/2032	25	26,101
Comerica, Inc. 5.982%, 01/30/2030	118	122,371
Goldman Sachs Group, Inc. (The) 1.542%, 09/10/2027	112	108,849

	Principal Amount (000)	U.S. $ Value

2.64%, 02/24/2028	$135	$131,755
3.615%, 03/15/2028	134	132,581
3.814%, 04/23/2029	103	101,935
4.017%, 10/31/2038	55	48,364
4.937%, 04/23/2028	28	28,286
5.049%, 07/23/2030	25	25,590
5.218%, 04/23/2031	26	26,845
5.33%, 07/23/2035	25	25,438
5.536%, 01/28/2036	24	24,752
5.727%, 04/25/2030	13	13,600
5.851%, 04/25/2035	18	19,000
HSBC Holdings PLC 6.50%, 09/15/2037	121	128,145
JPMorgan Chase & Co. 2.947%, 02/24/2028	91	89,347
2.956%, 05/13/2031	136	126,831
3.54%, 05/01/2028	134	132,518
3.782%, 02/01/2028	121	120,267
4.323%, 04/26/2028	102	102,124
4.603%, 10/22/2030	25	25,266
5.04%, 01/23/2028	25	25,264
5.103%, 04/22/2031	26	26,821
5.14%, 01/24/2031	24	24,746
5.502%, 01/24/2036	24	24,788
5.571%, 04/22/2028	24	24,512
5.576%, 07/23/2036	26	26,540
5.581%, 04/22/2030	24	25,062
5.766%, 04/22/2035	24	25,356
M&T Bank Corp. 5.179%, 07/08/2031	26	26,573
Morgan Stanley 2.475%, 01/21/2028	135	131,756
4.21%, 04/20/2028	96	95,970
4.994%, 04/12/2029	26	26,482
5.164%, 04/20/2029	6	6,135
5.173%, 01/16/2030	25	25,689
5.192%, 04/17/2031	26	26,808
5.23%, 01/15/2031	24	24,763
5.449%, 07/20/2029	116	119,735
5.656%, 04/18/2030	14	14,609
5.664%, 04/17/2036	26	27,059
Series G 3.772%, 01/24/2029	123	121,738
PNC Financial Services Group, Inc. (The) 4.626%, 06/06/2033	84	82,662
4.899%, 05/13/2031	26	26,517
5.068%, 01/24/2034	104	105,115
5.373%, 07/21/2036	27	27,426
5.401%, 07/23/2035	25	25,557
5.575%, 01/29/2036	6	6,187
5.676%, 01/22/2035	12	12,512
Royal Bank of Canada 4.498%, 08/06/2029	27	27,246
4.696%, 08/06/2031	27	27,266
Series G 5.153%, 02/04/2031	24	24,713
Santander Holdings USA, Inc. 2.49%, 01/06/2028	128	124,726
5.473%, 03/20/2029	28	28,655

	Principal Amount (000)	U.S. $ Value

5.741%, 03/20/2031	$15	$15,590
6.499%, 03/09/2029	111	116,225
State Street Corp. 2.203%, 02/07/2028	137	133,278
3.031%, 11/01/2034	143	134,108
4.543%, 04/24/2028	10	10,071
Synchrony Financial 2.875%, 10/28/2031	138	122,355
5.935%, 08/02/2030	28	29,006
Toronto-Dominion Bank (The) 4.108%, 06/08/2027	130	130,086
4.574%, 06/02/2028	26	26,307
4.693%, 09/15/2027	130	131,505
4.808%, 06/03/2030	26	26,530
4.861%, 01/31/2028	25	25,424
US Bancorp 4.967%, 07/22/2033	45	44,704
5.046%, 02/12/2031	26	26,655
5.083%, 05/15/2031	26	26,724
5.424%, 02/12/2036	26	26,610
Wells Fargo & Co. 3.526%, 03/24/2028	134	132,586
4.97%, 04/23/2029	26	26,490
5.605%, 04/23/2036	26	26,977

		6,283,791

Brokerage – 0.8%
Apollo Global Management, Inc. 5.80%, 05/21/2054	49	48,125
BGC Group, Inc. 6.15%, 04/02/2030(a)	25	25,571
Blue Owl Finance LLC 6.25%, 04/18/2034	126	131,440

		205,136

Finance – 6.4%
Apollo Debt Solutions BDC 6.70%, 07/29/2031	115	121,591
6.90%, 04/13/2029	93	97,788
Ares Capital Corp. 5.50%, 09/01/2030	26	26,336
5.80%, 03/08/2032	25	25,366
Ares Strategic Income Fund 5.70%, 03/15/2028	25	25,348
Blackstone Secured Lending Fund 5.30%, 06/30/2030	134	135,057
Blue Owl Capital Corp. 5.95%, 03/15/2029	129	130,927
6.20%, 07/15/2030	26	26,674
Blue Owl Credit Income Corp. 6.60%, 09/15/2029	87	90,420
Brookfield Finance, Inc. 5.33%, 01/15/2036	27	26,827
5.813%, 03/03/2055	27	26,488
5.968%, 03/04/2054	129	129,147
FS KKR Capital Corp. 3.125%, 10/12/2028	144	132,216

	Principal Amount (000)	U.S. $ Value

6.125%, 01/15/2030	$25	$24,832
6.875%, 08/15/2029	24	24,507
Golub Capital Private Credit Fund 5.875%, 05/01/2030	23	23,320
HA Sustainable Infrastructure Capital, Inc. 6.15%, 01/15/2031	26	26,489
6.375%, 07/01/2034	125	123,873
6.75%, 07/15/2035	26	26,280
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(a)	14	13,813
HPS Corporate Lending Fund 5.30%, 06/05/2027(a)	26	26,137
5.85%, 06/05/2030(a)	26	26,424
Main Street Capital Corp. 5.40%, 08/15/2028	27	27,118
Morgan Stanley Direct Lending Fund 6.00%, 05/19/2030	26	26,576
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030	26	26,234
Oaktree Strategic Credit Fund 6.19%, 07/15/2030(a)	132	134,109
6.50%, 07/23/2029	117	121,496
Sixth Street Lending Partners 5.75%, 01/15/2030	25	25,362
6.125%, 07/15/2030(a)	25	25,784
6.50%, 03/11/2029	10	10,390

		1,706,929

Financial Services – 1.2%
Five Corners Funding Trust III 5.791%, 02/15/2033(a)	108	113,129
Lincoln Financial Global Funding 4.625%, 08/18/2030(a)	26	26,169
Omnis Funding Trust 6.722%, 05/15/2055(a)	138	142,412
Sammons Financial Group Global Funding 4.95%, 06/12/2030(a)	26	26,380
5.05%, 01/10/2028(a)	25	25,444

		333,534

Insurance – 9.3%
American National Global Funding 5.25%, 06/03/2030(a)	26	26,483
Athene Holding Ltd. 6.25%, 04/01/2054	132	130,024
6.625%, 05/19/2055	8	8,239
Belrose Funding Trust II 6.792%, 05/15/2055(a)	139	144,092
Brighthouse Financial, Inc. 4.70%, 06/22/2047	178	133,076
Centene Corp. 2.625%, 08/01/2031	15	12,721
3.00%, 10/15/2030	151	133,511
3.375%, 02/15/2030	146	133,235

	Principal Amount (000)	U.S. $ Value

Cigna Group (The) 5.60%, 02/15/2054	$125	$118,041
CNO Global Funding 5.875%, 06/04/2027(a)	24	24,638
Elevance Health, Inc. 5.85%, 11/01/2064	121	115,960
Fairfax Financial Holdings Ltd. 5.75%, 05/20/2035(a)	25	25,545
6.35%, 03/22/2054	129	131,143
6.50%, 05/20/2055(a)	25	25,752
Health Care Service Corp. A Mutual Legal Reserve Co. 5.875%, 06/15/2054(a)	121	115,378
MetLife, Inc. 9.25%, 04/08/2068(a)	102	121,256
New York Life Global Funding 4.15%, 07/25/2028(a)	27	27,095
New York Life Insurance Co. 4.45%, 05/15/2069(a)	152	116,742
Northwestern Mutual Global Funding 4.125%, 08/25/2028(a)	26	26,100
Northwestern Mutual Life Insurance Co. (The) 6.17%, 05/29/2055(a)	26	27,174
Principal Life Global Funding II 4.25%, 08/18/2028(a)	26	26,054
Prudential Financial, Inc. 4.50%, 09/15/2047	76	74,845
5.70%, 09/15/2048	130	132,157
RGA Global Funding 4.35%, 08/25/2028(a)	26	26,065
5.00%, 08/25/2032(a)	26	26,123
5.25%, 01/09/2030(a)	25	25,837
Sammons Financial Group, Inc. 6.875%, 04/15/2034(a)	115	124,685
SBL Holdings, Inc. 7.20%, 10/30/2034(a)	134	131,883
UnitedHealth Group, Inc. 5.375%, 04/15/2054	140	128,919
5.625%, 07/15/2054	71	67,583
5.75%, 07/15/2064	119	113,459
Unum Group 6.00%, 06/15/2054	25	24,336

		2,498,151

REITs – 4.7%
American Homes 4 Rent LP 4.95%, 06/15/2030	26	26,469
American Tower Corp. 2.75%, 01/15/2027	131	128,455
4.90%, 03/15/2030	130	132,616
CBRE Services, Inc. 4.80%, 06/15/2030	26	26,375
5.50%, 04/01/2029	118	122,378

	Principal Amount (000)	U.S. $ Value

5.95%, 08/15/2034	$119	$126,154
Crown Castle, Inc. 2.90%, 03/15/2027	136	133,200
5.00%, 01/11/2028	61	61,823
5.60%, 06/01/2029	123	127,792
Extra Space Storage LP 4.95%, 01/15/2033	29	29,087
Invitation Homes Operating Partnership LP 4.95%, 01/15/2033	27	26,960
Phillips Edison Grocery Center Operating Partnership I LP 5.25%, 08/15/2032	26	26,504
Simon Property Group LP 4.375%, 10/01/2030	27	27,068
Store Capital LLC 5.40%, 04/30/2030(a)	26	26,472
WEA Finance LLC 2.875%, 01/15/2027(a)	126	123,239
3.50%, 06/15/2029(a)	131	126,475

		1,271,067

		12,298,608

Industrial – 45.5%
Basic – 1.3%
Amcor Flexibles North America, Inc. 4.80%, 03/17/2028	25	25,272
5.10%, 03/17/2030	25	25,559
Amcor Group Finance PLC 5.45%, 05/23/2029	22	22,768
Dow Chemical Co. (The) 5.35%, 03/15/2035	27	26,752
EIDP, Inc. 5.125%, 05/15/2032	26	26,710
Glencore Funding LLC 5.186%, 04/01/2030(a)	13	13,352
5.673%, 04/01/2035(a)	27	27,582
LYB International Finance III LLC 6.15%, 05/15/2035	7	7,227
Nucor Corp. 4.30%, 05/23/2027	133	133,376
Rio Tinto Finance USA PLC 4.875%, 03/14/2030	25	25,630

		334,228

Capital Goods – 3.2%
3M Co. 2.875%, 10/15/2027	136	132,834
3.375%, 03/01/2029	136	132,642
Caterpillar Financial Services Corp. Series K 4.10%, 08/15/2028	26	26,091
CNH Industrial Capital LLC 4.75%, 03/21/2028	20	20,225
General Electric Co. 4.30%, 07/29/2030	27	27,128

	Principal Amount (000)	U.S. $ Value

4.90%, 01/29/2036	$11	$11,044
John Deere Capital Corp. 4.375%, 10/15/2030	26	26,190
Lockheed Martin Corp. 4.15%, 08/15/2028	27	27,140
4.40%, 08/15/2030	27	27,217
5.00%, 08/15/2035	27	27,152
5.20%, 02/15/2064	126	114,460
5.90%, 11/15/2063	60	61,305
Parker-Hannifin Corp. 4.25%, 09/15/2027	132	132,484
Regal Rexnord Corp. 6.05%, 04/15/2028	34	35,187
RTX Corp. 3.125%, 05/04/2027	29	28,551
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	26	26,567

		856,217

Communications - Media – 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 12/01/2061	165	112,264
5.85%, 12/01/2035	14	14,028
6.484%, 10/23/2045	128	124,431
6.70%, 12/01/2055	26	25,711
Cox Communications, Inc. 2.95%, 10/01/2050(a)	205	115,399
5.80%, 12/15/2053(a)	148	131,332
Paramount Global 4.375%, 03/15/2043	51	38,788
5.85%, 09/01/2043	92	82,799

		644,752

Communications - Telecommunications – 0.7%
AT&T, Inc. 6.05%, 08/15/2056	26	26,154
Koninklijke KPN NV 8.375%, 10/01/2030	112	131,385
Verizon Communications, Inc. 5.25%, 04/02/2035	27	27,215

		184,754

Consumer Cyclical - Automotive – 3.4%
American Honda Finance Corp. 4.55%, 07/09/2027	28	28,215
5.15%, 07/09/2032	28	28,535
Series G 4.45%, 10/22/2027	25	25,172
BMW US Capital LLC 4.15%, 08/11/2027(a)	29	29,020
4.50%, 08/11/2030(a)	29	29,013
4.65%, 03/19/2027(a)	26	26,208
Ford Motor Co. 3.25%, 02/12/2032	35	29,990

	Principal Amount (000)	U.S. $ Value

4.75%, 01/15/2043	$172	$132,985
5.291%, 12/08/2046	163	132,632
General Motors Financial Co., Inc. 2.70%, 08/20/2027	68	66,023
5.00%, 07/15/2027	26	26,287
5.35%, 01/07/2030	25	25,579
5.45%, 07/15/2030	26	26,707
5.55%, 07/15/2029	14	14,431
5.625%, 04/04/2032	15	15,347
5.90%, 01/07/2035	25	25,381
6.10%, 01/07/2034	119	123,404
6.15%, 07/15/2035	26	26,718
Honda Motor Co., Ltd. 4.436%, 07/08/2028	27	27,153
Hyundai Capital America 4.85%, 03/25/2027(a)	21	21,169
5.15%, 03/27/2030(a)	27	27,578
PACCAR Financial Corp. 4.00%, 08/08/2028	27	27,068

		914,615

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 6.05%, 05/14/2034	34	35,341

Consumer Cyclical - Other – 0.4%
Las Vegas Sands Corp. 5.625%, 06/15/2028	20	20,460
6.00%, 06/14/2030	16	16,652
Marriott International, Inc./MD 4.20%, 07/15/2027	26	26,040
4.50%, 10/15/2031	26	25,787
5.25%, 10/15/2035	26	25,828

		114,767

Consumer Cyclical - Restaurants – 0.1%
Starbucks Corp. 4.50%, 05/15/2028	26	26,270

Consumer Cyclical - Retailers – 1.3%
7-Eleven, Inc. 1.80%, 02/10/2031(a)	155	133,703
Dick’s Sporting Goods, Inc. 4.10%, 01/15/2052	181	128,557
Home Depot, Inc. (The) 5.30%, 06/25/2054	25	23,774
Lowe’s Cos., Inc. 5.80%, 09/15/2062	35	33,677
Tapestry, Inc. 5.50%, 03/11/2035	25	25,238

		344,949

Consumer Non-Cyclical – 12.7%
AbbVie, Inc. 5.50%, 03/15/2064	123	117,915
Altria Group, Inc. 3.40%, 02/04/2041	176	132,007

	Principal Amount (000)	U.S. $ Value

3.875%, 09/16/2046	$23	$17,069
4.25%, 08/09/2042	160	131,006
4.50%, 08/06/2030	27	26,990
4.875%, 02/04/2028	25	25,377
5.25%, 08/06/2035	27	26,968
5.625%, 02/06/2035	25	25,678
BAT Capital Corp. 5.35%, 08/15/2032	15	15,439
5.625%, 08/15/2035	25	25,654
6.25%, 08/15/2055	25	25,287
Bristol-Myers Squibb Co. 4.35%, 11/15/2047	34	28,147
5.55%, 02/22/2054	25	24,098
5.65%, 02/22/2064	122	116,766
6.40%, 11/15/2063	111	118,648
Bunge Ltd. Finance Corp. 4.55%, 08/04/2030	27	27,145
Cardinal Health, Inc. 3.41%, 06/15/2027	133	131,284
4.50%, 09/15/2030	27	27,045
5.125%, 02/15/2029	51	52,425
5.15%, 09/15/2035	27	26,809
5.35%, 11/15/2034	25	25,368
Cencora, Inc. 3.45%, 12/15/2027	84	82,741
CommonSpirit Health 3.817%, 10/01/2049	127	92,824
4.187%, 10/01/2049	154	118,591
Conagra Brands, Inc. 5.00%, 08/01/2030	26	26,238
5.75%, 08/01/2035	26	26,132
CSL Finance PLC 4.75%, 04/27/2052(a)	44	37,618
5.417%, 04/03/2054(a)	139	130,582
CVS Health Corp. 5.00%, 09/15/2032	26	26,115
5.45%, 09/15/2035	26	26,061
6.00%, 06/01/2044	25	24,700
6.20%, 09/15/2055	26	25,609
Dentsply Sirona, Inc. 3.25%, 06/01/2030	138	126,782
Eli Lilly & Co. 4.00%, 10/15/2028	26	26,063
4.25%, 03/15/2031	26	26,063
4.55%, 10/15/2032	26	26,139
4.90%, 10/15/2035	26	26,117
5.20%, 08/14/2064	13	12,018
5.55%, 10/15/2055	26	25,820
5.65%, 10/15/2065	26	25,806
Gilead Sciences, Inc. 1.20%, 10/01/2027	142	134,237
5.10%, 06/15/2035	25	25,339
5.60%, 11/15/2064	29	28,246
Illumina, Inc. 4.65%, 09/09/2026	25	25,056
Keurig Dr. Pepper, Inc. 4.60%, 05/15/2030	26	26,011

	Principal Amount (000)	U.S. $ Value

Kraft Heinz Foods Co. 5.20%, 03/15/2032	$25	$25,507
Mars, Inc. 4.45%, 03/01/2027(a)	28	28,168
4.60%, 03/01/2028(a)	16	16,192
4.80%, 03/01/2030(a)	28	28,537
5.00%, 03/01/2032(a)	28	28,561
5.20%, 03/01/2035(a)	28	28,253
5.65%, 05/01/2045(a)	131	129,127
McKesson Corp. 4.65%, 05/30/2030	26	26,423
4.95%, 05/30/2032	26	26,512
Northwell Healthcare, Inc. 3.809%, 11/01/2049	131	94,938
4.26%, 11/01/2047	96	76,829
PepsiCo, Inc. 4.65%, 07/23/2032	26	26,310
Philip Morris International, Inc. 2.10%, 05/01/2030	96	87,306
3.125%, 08/17/2027	135	132,588
4.125%, 04/28/2028	26	26,040
4.375%, 11/01/2027	25	25,161
4.375%, 04/30/2030	26	26,127
4.875%, 04/30/2035	26	25,751
4.90%, 11/01/2034	25	24,901
5.25%, 02/13/2034	25	25,541
Sysco Corp. 5.10%, 09/23/2030	24	24,725
Viatris, Inc. 3.85%, 06/22/2040	60	44,895
4.00%, 06/22/2050	201	132,493

		3,408,918

Energy – 4.8%
Chevron USA, Inc. 3.95%, 08/13/2027	26	26,079
4.05%, 08/13/2028	26	26,150
4.30%, 10/15/2030	26	26,143
Enbridge, Inc. 4.60%, 06/20/2028	26	26,272
4.90%, 06/20/2030	13	13,269
Energy Transfer LP 6.20%, 04/01/2055	25	24,280
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077	122	120,962
HF Sinclair Corp. 5.50%, 09/01/2032	26	26,089
MPLX LP 4.80%, 02/15/2031	26	26,015
5.00%, 01/15/2033	26	25,776
5.40%, 09/15/2035	26	25,672
6.20%, 09/15/2055	26	25,314
ONEOK, Inc. 4.95%, 10/15/2032	29	28,823
5.40%, 10/15/2035	29	28,734
5.70%, 11/01/2054	36	32,814

	Principal Amount (000)	U.S. $ Value

5.85%, 11/01/2064	$91	$83,109
6.25%, 10/15/2055	158	154,399
6.625%, 09/01/2053	111	113,873
Targa Resources Corp. 6.50%, 02/15/2053	127	129,738
Williams Cos., Inc. (The) 4.625%, 06/30/2030	27	27,145
Woodside Finance Ltd. 4.90%, 05/19/2028	26	26,335
5.70%, 05/19/2032	26	26,866
5.70%, 09/12/2054	125	114,814
6.00%, 05/19/2035	122	125,999

		1,284,670

Services – 1.4%
Block Financial LLC 5.375%, 09/15/2032	27	27,163
Quanta Services, Inc. 4.30%, 08/09/2028	27	27,074
RELX Capital, Inc. 4.75%, 03/27/2030	27	27,572
5.25%, 03/27/2035	129	131,917
S&P Global, Inc. 2.45%, 03/01/2027	136	132,868
Verisk Analytics, Inc. 4.50%, 08/15/2030	26	26,098

		372,692

Technology – 12.3%
Allegion US Holding Co., Inc. 5.60%, 05/29/2034	109	112,226
Amphenol Corp. 4.375%, 06/12/2028	26	26,252
5.05%, 04/05/2027	69	70,052
Analog Devices, Inc. 1.70%, 10/01/2028	143	133,593
Broadcom, Inc. 4.60%, 07/15/2030	66	66,647
4.90%, 07/15/2032	12	12,142
5.20%, 07/15/2035	27	27,259
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031	7	6,306
Cisco Systems, Inc. 4.75%, 02/24/2030	25	25,659
Dell International LLC/EMC Corp. 5.00%, 04/01/2030	25	25,603
Fiserv, Inc. 4.55%, 02/15/2031	16	15,995
5.25%, 08/11/2035	27	26,905
Honeywell International, Inc. 1.10%, 03/01/2027	139	133,040
2.50%, 11/01/2026	107	105,048
5.25%, 03/01/2054	127	118,184
HP, Inc. 6.10%, 04/25/2035	26	27,173
Intel Corp. 3.75%, 03/25/2027	10	9,905
4.10%, 05/19/2046	98	73,376

	Principal Amount (000)	U.S. $ Value

4.80%, 10/01/2041	$144	$124,979
International Business Machines Corp. 1.95%, 05/15/2030	145	130,970
2.95%, 05/15/2050	195	123,205
4.90%, 07/27/2052	88	77,366
Keysight Technologies, Inc. 5.35%, 07/30/2030	26	27,017
Leidos, Inc. 4.375%, 05/15/2030	127	126,342
5.40%, 03/15/2032	24	24,794
Motorola Solutions, Inc. 5.00%, 04/15/2029	5	5,114
NetApp, Inc. 5.50%, 03/17/2032	25	25,882
Nokia Oyj 4.375%, 06/12/2027	134	133,039
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.65%, 02/15/2032	82	72,231
4.30%, 08/19/2028	27	27,055
Open Text Corp. 6.90%, 12/01/2027(a)	125	129,805
Oracle Corp. 2.30%, 03/25/2028	99	94,548
2.80%, 04/01/2027	136	133,119
3.25%, 11/15/2027	136	133,345
3.85%, 04/01/2060	138	92,417
4.80%, 08/03/2028	24	24,442
6.00%, 08/03/2055	24	23,391
6.125%, 08/03/2065	24	23,289
QUALCOMM, Inc. 6.00%, 05/20/2053	116	121,193
Roper Technologies, Inc. 4.25%, 09/15/2028	26	26,096
ServiceNow, Inc. 1.40%, 09/01/2030	154	134,882
Texas Instruments, Inc. 5.05%, 05/18/2063	24	21,557
5.10%, 05/23/2035	26	26,563
Tyco Electronics Group SA 4.50%, 02/09/2031	26	26,204
VMware LLC 1.80%, 08/15/2028	140	130,879
3.90%, 08/21/2027	120	119,374
Workday, Inc. 3.50%, 04/01/2027	131	129,711

		3,304,174

Transportation - Airlines – 1.0%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	131	131,770
United Airlines 2020-1 Class A Pass Through Trust Series 20-1 5.875%, 04/15/2029	119	121,284

		253,054

	Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.4%
Element Fleet Management Corp. 5.037%, 03/25/2030(a)	$27	$27,495
5.643%, 03/13/2027(a)	32	32,597
Ryder System, Inc. 5.00%, 03/15/2030	25	25,591
United Parcel Service, Inc. 5.95%, 05/14/2055	26	26,317

		112,000

		12,191,401

Utility – 5.3%
Electric – 5.1%
AEP Texas, Inc. 5.70%, 05/15/2034	25	25,718
AEP Transmission Co. LLC 5.375%, 06/15/2035	14	14,334
Arizona Public Service Co. 5.90%, 08/15/2055	27	26,896
Dominion Energy, Inc. 6.20%, 02/15/2056	27	26,905
National Rural Utilities Cooperative Finance Corp. Series D 4.15%, 08/25/2028	27	27,100
New York State Electric & Gas Corp. 5.05%, 08/15/2035(a)	27	26,806
NextEra Energy Capital Holdings, Inc. 4.685%, 09/01/2027	16	16,151
4.85%, 02/04/2028	24	24,412
5.65%, 05/01/2079	123	122,768
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)	27	27,118
5.996%, 07/03/2055(a)	86	85,441
Oncor Electric Delivery Co. LLC 5.55%, 06/15/2054	25	24,143
Pacific Gas & Electric Co. 3.30%, 12/01/2027	129	125,932
3.75%, 07/01/2028	129	126,433
3.95%, 12/01/2047	156	112,900
4.95%, 07/01/2050	40	33,102
5.70%, 03/01/2035	27	27,357
Public Service Co. of Colorado 5.15%, 09/15/2035	27	26,836
Public Service Co. of New Hampshire 4.40%, 07/01/2028	26	26,262
Public Service Co. of Oklahoma 5.45%, 01/15/2036	26	26,310
Public Service Electric & Gas Co. 4.90%, 08/15/2035	26	25,942
San Diego Gas & Electric Co. 5.40%, 04/15/2035	27	27,701
Southern California Edison Co. 5.25%, 03/15/2030	88	90,097
5.30%, 03/01/2028	128	130,794
5.85%, 11/01/2027	70	72,081

	Principal Amount (000)	U.S. $ Value

6.20%, 09/15/2055	$25	$24,811
Southwestern Public Service Co. 6.00%, 06/01/2054	25	25,042
Xcel Energy, Inc. 4.75%, 03/21/2028	26	26,315

		1,375,707

Other Utility – 0.2%
Boston Gas Co. 3.15%, 08/01/2027(a)	38	37,226

		1,412,933

Total Corporates - Investment Grade (cost $25,630,803)		25,902,942

CORPORATES - NON-INVESTMENT GRADE – 0.4%
Industrial – 0.4%
Communications - Media – 0.4%
Warnermedia Holdings, Inc. 4.279%, 03/15/2032	79	68,157
5.05%, 03/15/2042	53	35,722
5.141%, 03/15/2052	22	13,737

Total Corporates - Non-Investment Grade (cost $128,354)		117,616

	Shares

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(b) (c) (d) (cost $411,998)	411,998	411,998

Total Investments – 98.6% (cost $26,171,155)(e)		26,432,556
Other assets less liabilities – 1.4%		365,339

Net Assets – 100.0%		$26,797,895

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	9	December 2025	$1,029,656	$2,016
U.S. Long Bond (CBT) Futures	21	December 2025	2,399,250	10,930
U.S. T-Note 5 Yr (CBT) Futures	22	December 2025	2,408,313	13,172

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	15	December 2025	$3,128,086	$(1,641)
U.S. T-Note 10 Yr (CBT) Futures	7	December 2025	787,500	(3,531)
U.S. Ultra Bond (CBT) Futures	9	December 2025	1,049,063	1,937

				$22,883

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $3,382,112 or 12.6% of net assets.

(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $452,428 and gross unrealized depreciation of investments was $(168,144), resulting in net unrealized appreciation of $284,284.

Glossary:

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB Corporate Bond ETF

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$25,902,942	$—	$25,902,942
Corporates - Non Investment Grade	—	117,616	—	117,616
Short-Term Investments	411,998	—	—	411,998

Total Investments in Securities	411,998	26,020,558	—	26,432,556
Other Financial Instruments(a):
Assets:
Futures	28,055	—	—	28,055
Liabilities:
Futures	(5,172)	—	—	(5,172)

Total	$434,881	$26,020,558	$—	$26,455,439

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$511	$9,503	$9,602	$412	$13